Note 16 (Tables)	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments In Subsidiaries Joint Ventures And Associates [Table Text Block]
The breakdown of the balance of “Investments in joint ventures and associates” in the accompanying consolidated balance sheets is as follows:

Joint ventures and associates. Breakdown by entities (Millions of Euros)
	2021	2020	2019
Joint ventures
Altura Markets, S.V., S.A.	76	77	73
RCI Colombia	40	36	37
Desarrollo Metropolitanos del Sur, S.L.	18	17	14
Other	18	19	30
Subtotal	152	149	154
Associates
Divarian Propiedad, S.A.U.	—	567	630
Metrovacesa, S.A.	259	285	443
BBVA Allianz Seguros y Reaseguros, S.A.	254	250	—
ATOM Bank PLC	77	64	136
Solarisbank AG	61	39	36
Cofides	28	25	23
Redsys servicios de procesamiento, S.L.	19	14	14
Servicios Electrónicos Globales S.A. de CV	15	11	11
Other	35	33	41
Subtotal	749	1,288	1,334
Total	900	1,437	1,488

Joint ventures and associates changes in the year [Table Text Block]
The following is a summary of the changes in the years ended December 31, 2021, 2020 and 2019 under this heading in the accompanying consolidated balance sheets:

Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2021	2020	2019
Balance at the beginning		1,437	1,488	1,578
Acquisitions and capital increases		22	257	161
Disposals and capital reductions		(1)	(47)	(149)
Transfers and changes of consolidation method		(559)	(7)	(27)
Share of profit and loss	39	1	(39)	(42)
Exchange differences		9	(27)	10
Dividends, valuation adjustments and others		(9)	(188)	(43)
Balance at the end		900	1,437	1,488